Long-Term Debt, Maturities of Long-Term Debt - 6K (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Annual Principal Payments [Abstract]
September 30, 2017	$ 6,840	$ 950
September 30, 2018	20,877	10,710
September 30, 2019	18,721	18,721
September 30, 2020	50,558	18,721
September 30, 2021	59,974	81,083
Thereafter	21,094	48,262
Total	$ 178,064	$ 178,447	$ 0